PARTY-IN-INTEREST TRANSACTIONS (Details) - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Notes receivable from participants	$ 282,996	$ 227,278
Investment at market value	$ 24,731,984	$ 25,112,487
Common Stock Fund [Member]
PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Number of shares or units held by the Plan (in Shares)	13,867	15,302
Shares or units held by the Plan, price per share or unit (in Dollars per share)	$ 300.18	$ 363.67
Common Stock Fund - Employer Stock [Member]
PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Number of shares or units held by the Plan (in Shares)	179,460	189,523
Shares or units held by the Plan, price per share or unit (in Dollars per share)	$ 22.23	$ 27.72
Investment at market value	$ 3,989,396	$ 5,253,577
Common Stock Fund – Money Market [Member]
PARTY-IN-INTEREST TRANSACTIONS [Abstract]
Investment at market value	$ 173,229	$ 311,272